Property and Equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets	$ 0
Computer equipment
Property, Plant and Equipment [Line Items]
Original cost	$ 693,000	$ 26,201,000